Property, plant and equipment (Details 2) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ 36,458	$ 27,688
Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	24,714	17,772
Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	9,955	8,326
Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	1,789	1,590
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	55,814	42,366
Gross carrying amount [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	31,274	22,484
Gross carrying amount [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	21,778	17,542
Gross carrying amount [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	2,762	2,340
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(19,356)	(14,678)
Accumulated depreciation and amortisation [member] | Platforms [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(6,560)	(4,712)
Accumulated depreciation and amortisation [member] | Vessels [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	(11,823)	(9,216)
Accumulated depreciation and amortisation [member] | Properties [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets	$ (973)	$ (750)